Long-Term Debt (Details) - Schedule of fixed charge coverage ratio and the total leverage ratio of the first lien facility	3 Months Ended		4 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
First Lien Facility [Member] | Minimum [Member]
Financing Receivable, Credit Ratio [Line Items]
Fixed Charge Coverage Ratio to exceed	0.20%		1.00%
Total Leverage Ratio not to exceed	4.00%	7.15%	4.00%
First Lien Facility [Member] | Maximum [Member]
Financing Receivable, Credit Ratio [Line Items]
Fixed Charge Coverage Ratio to exceed	1.00%		1.00%
Total Leverage Ratio not to exceed	1.00%	1.00%	1.00%
New Second Lien Facility [Member] | Minimum [Member]
Financing Receivable, Credit Ratio [Line Items]
Fixed Charge Coverage Ratio to exceed	0.20%		1.00%
Total Leverage Ratio not to exceed	10.00%	19.15%	10.00%
New Second Lien Facility [Member] | Maximum [Member]
Financing Receivable, Credit Ratio [Line Items]
Fixed Charge Coverage Ratio to exceed	1.00%		1.00%
Total Leverage Ratio not to exceed	1.00%	1.00%	1.00%